Revenue - product sales and recycling services - Schedule of product sales revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Product sales revenue [Abstract]
Product revenue recognized in the period	$ 14.3	$ 6.1	$ 0.5
Fair value pricing adjustments	(2.2)	0.8	0.1
Product sales revenue	12.1	6.9	0.6
Recycling service revenue recognized in the period	1.3	0.4	0.2
Revenue before Fair Value Pricing Adjustment	15.6	6.5	0.7
Revenue	$ 13.4	$ 7.3	$ 0.8